Supplement to the
Fidelity Advisor® Value Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2021
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

FAV-22-01 1.798886.139	July 29, 2022

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class M, Class C, Class I and Class Z
January 29, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

Effective August 1, 2022, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Christopher Lee (co-manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky’s portion of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Chad Colman (co-manager) has managed the fund since July 2022.

Effective August 1, 2022, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Christopher Lee is co-manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Chad Colman is co-manager of Fidelity Advisor Stock Selector Mid Cap Fund, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Colman has worked as an analyst, global sector leader, and portfolio manager.

MC-22-02 1.756202.151	July 29, 2022

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
January 29, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

Effective August 1, 2022, the following information supplements information found in the ”Fund Summary” section under the ”Portfolio Manager(s)” heading.

Christopher Lee (co-manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Chad Colman (co-manager) has managed the fund since July 2022.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the "Portfolio Manager(s)" heading.

Christopher Lee is co-manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Chad Colman is co-manager of Fidelity Advisor Stock Selector Mid Cap Fund, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Colman has worked as an analyst, global sector leader, and portfolio manager.

SKD-22-02 1.952090.109	July 29, 2022

Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class M, Class C, Class I and Class Z
October 30, 2021
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

Brian Lempel no longer serves as a co-manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and other investment advisers serve as sub-advisers for the fund.

Effective August 1, 2022, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Christopher Lee (co-manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi (co-manager) has managed the fund since January 2022.

Matthew Drukker (co-manager) has managed the fund since January 2022.

Ali Khan (co-manager) has managed the fund since January 2022.

Chad Colman (co-monagaer) has managed the fund since July 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

The following information replaces similar information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Christopher Lee is co-manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.

Chad Colman is co-manager of Fidelity Advisor Balanced Fund, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Colman has worked as an analyst, global sector leader, and portfolio manager.

Matthew Drukker is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

Ali Khan is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

AIG-22-05 1.744347.161	July 29, 2022